1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

COREY F. ROSE

corey.rose@dechert.com +1 202 261 3314 Direct +1 202 261 3158 Fax

January 4, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. - Definitive Joint Proxy Statement on Schedule 14A (File Nos. 811-07589 and 811-00558)

Dear Sir or Madam:

On behalf of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc., attached for filing by means of the EDGAR system is a definitive joint proxy statement on Schedule 14A under the Securities Exchange Act of 1934, as amended.

No fees are required in connection with this filing.  Please call the undersigned at 202.261.3314 with any questions regarding the attached.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

Attachment